Tax paid (Tables)	12 Months Ended
Jun. 30, 2019
Tax paid
Schedule of tax paid

		2019	2018	2017
for the year ended 30 June	Note	Rm	Rm	Rm

Net amounts receivable at beginning of year		(984)	(635)	(1 609)
Disposal of businesses		(1)	(35)	—
Net interest and penalties on tax*		(630)	92	245
Income tax per income statement	12	5 846	6 633	7 134
Reclassification to held for sale		6	—	—
Foreign exchange differences recognised in income statement		4	(52)	(8)
Translation of foreign operations		14	54	(45)

		4 255	6 057	5 717
Net tax payable per statement of financial position		(309)	984	635
tax payable		(1 039)	(2 318)	(1 903)
tax receivable		730	3 302	2 538

Per the statement of cash flows		3 946	7 041	6 352

Comprising
Normal tax
South Africa		933	4 681	3 984
Foreign		3 013	2 292	2 309
Dividend withholding tax		—	68	59

		3 946	7 041	6 352

*	2019, relates to the reversal of interest pertaining to the Sasol Oil matter.